Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	MAGAL SECURITY SYSTEMS LTD
Entity Central Index Key	0000896494
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	15,819,822
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 32,622	$ 16,596
Short-term bank deposits	3,005
Restricted deposit	2,299	2,692
Trade receivables (net of allowance for doubtful accounts of $ 919 and $ 1,112 at December 31, 2010 and 2011, respectively)	13,230	15,106
Unbilled accounts receivable	4,855	2,927
Other accounts receivable and prepaid expenses (Note 3)	5,438	2,630
Deferred income taxes (Note 14)	508	474
Inventories (Note 4)	9,664	10,340
Total current assets	71,621	50,765
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term trade receivables	1,423	1,568
Long-term deposits and restricted bank deposits	2,202	2,196
Severance pay fund	2,121	2,148
Total long-term investments and receivables	5,746	5,912
PROPERTY AND EQUIPMENT, NET (Note 5)	6,460	6,794
OTHER INTANGIBLE ASSETS, NET (Note 6)	190	213
GOODWILL (Note 2l,7)	1,970	2,026
Total assets	85,987	65,710
CURRENT LIABILITIES:
Short-term bank credit (Note 8)	5,357	9,327
Current maturities of long-term bank debt (Note 10)	33	503
Trade payables	6,724	3,937
Customer advances	5,877	2,428
Other accounts payable and accrued expenses (Note 9)	13,137	7,958
Total current liabilities	31,128	24,153
LONG-TERM LIABILITIES:
Long-term bank debt (Note 10)	38	50
Loan from related party (Note 16c)		9,907
Deferred income taxes (Note 14)	205	190
Accrued severance pay	3,605	3,394
Total long-term liabilities	3,848	13,541
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 1 par value - Authorized: 19,748,000 shares at December 31, 2010 and 39,748,000 shares at December 31, 2011; Issued and outstanding: 10,396,548 shares at December 31, 2010 and 15,819,822 shares at December 31, 2011	4,813	3,225
Additional paid-in capital	64,920	49,971
Accumulated other comprehensive income	4,486	5,075
Foreign currency translation adjustments (Company's stand alone financial statements)	603	3,400
Accumulated deficit	(23,811)	(33,655)
Total shareholders' equity	51,011	28,016
Total liabilities and shareholders' equity	$ 85,987	$ 65,710

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,112		$ 919
Ordinary shares, par value per share		1		1
Ordinary shares, shares authorized	39,748,000	39,748,000	19,748,000	19,748,000
Ordinary shares, shares issued	15,819,822	15,819,822	10,396,548	10,396,548
Ordinary shares, shares outstanding	15,819,822	15,819,822	10,396,548	10,396,548

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 88,591	$ 49,699	$ 54,518
Cost of revenues	49,089	31,400	33,404
Gross profit	39,502	18,299	21,114
Operating expenses:
Research and development, net	3,898	4,105	5,059
Selling and marketing	19,415	11,261	10,820
General and administrative	8,682	7,593	8,100
Other income (Note 11f)	(2,304)
Total operating expenses	29,691	22,959	23,979
Operating income (loss)	9,811	(4,660)	(2,865)
Financial expenses (income), net (Note 18)	(756)	967	1,568
Income (loss) before income taxes	10,567	(5,627)	(4,433)
Income taxes (Note 14)	723	602	864
Income (loss) from continuing operations	9,844	(6,229)	(5,297)
Income from discontinued operations, net (Note 15)			4,216
Net income (loss)	9,844	(6,229)	(1,081)
Less: loss (income ) attributable to non-controlling interests		24	(54)
Income (loss) attributable to Magal shareholders'	$ 9,844	$ (6,205)	$ (1,135)
Basic and diluted Income (loss) per share from continuing operations	$ 0.78	$ (0.6)	$ (0.52)
Basic and diluted net earnings per share from discontinued operations			$ 0.41
Basic Income (loss) per share (Note 13)	$ 0.78	$ (0.6)	$ (0.11)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Foreign Currency Translation Adjustment - the Company [Member]	Retained Earnings (Accumulated Deficit) [Member]	Non-controlling Interest [Member]	Total Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008	$ 30,718	$ 3,225	$ 48,043	$ 2,472	$ 3,293	$ (26,315)
Balance, shares at Dec. 31, 2008	10,396,548	10,396,548
Stock-based compensation	542		542
Stock-based compensation - granted by related party	156		156
Foreign currency translation adjustments	597				597
Comprehensive income (loss):
Net Income (Loss)	(1,081)					(1,135)	54	(1,081)
Realized foreign currency translation adjustments from sale of subsidiary	(789)			(789)				(789)
Foreign currency translation adjustments	2,116			2,166				2,166
Total comprehensive income								296
Balance at Dec. 31, 2009	32,309	3,225	48,741	3,849	3,890	(27,450)	54
Balance, shares at Dec. 31, 2009	10,396,548	10,396,548
Stock-based compensation	833		833
Stock-based compensation - granted by related party	100		100
Capital fund on loan granted by a related party	297		297
Purchase of non-controlling interests	(30)						(30)
Foreign currency translation adjustments	(490)				(490)
Comprehensive income (loss):
Net Income (Loss)	(6,229)					(6,205)	(24)	(6,229)
Foreign currency translation adjustments	1,226			1,226				1,226
Total comprehensive income								(5,003)
Balance at Dec. 31, 2010	28,016	3,225	49,971	5,075	3,400	(33,655)
Balance, shares at Dec. 31, 2010	10,396,548	10,396,548
Issuance of share capital, net	16,228	1,588	14,640
Issuance of share capital, net, shares		5,423,274
Stock-based compensation	344		344
Stock-based compensation - granted by related party	54		54
Loan granted by a related party	(89)		(89)
Foreign currency translation adjustments	(2,797)				(2,797)
Comprehensive income (loss):
Net Income (Loss)	9,844					9,844		9,844
Foreign currency translation adjustments	(589)			(589)				(589)
Total comprehensive income								9,255
Balance at Dec. 31, 2011	$ 51,011	$ 4,813	$ 64,920	$ 4,486	$ 603	$ (23,811)
Balance, shares at Dec. 31, 2011	15,819,822	15,819,822

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 9,844	$ (6,229)	$ (1,081)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Income from discontinued operations			(4,216)
Depreciation and amortization	1,219	1,062	1,204
Loss (gain) on sale of property and equipment	(36)	48	268
Decrease (increase) in accrued interest and exchange differences on marketable securities, short-term and long-term bank deposits and long-term loans	(221)	(510)	2
Write off of long term loan		206	319
Stock based compensation	398	933	698
Decrease (increase) in trade receivables, net	1,208	(2,809)	3,889
Decrease (increase) in unbilled accounts receivable	(2,361)	3,161	(582)
Decrease (increase) in other accounts receivable and prepaid expenses	(3,273)	(1,164)	1,984
Decrease (increase) in deferred income taxes	(66)	(168)	793
Decrease in inventories	159	995	3,888
Decrease in long-term trade receivables	36	282	95
Increase (decrease) in trade payables	3,209	(258)	(899)
Increase (decrease) in other accounts payable and accrued expenses	6,086	391	(1,640)
Increase (decrease) in customer advances	3,867	(7)	551
Accrued severance pay, net	349	87	378
Net cash provided by (used in) continuing operations	20,418	(3,980)	5,651
Net cash provided by (used in) discontinued operations		(17)	120
Net cash provided by (used in) operating activities	20,418	(3,997)	5,771
Cash flows from investing activities:
Purchase of short-term deposits	(3,212)
Proceeds from sale of short-term bank deposits	31	1,857	1,316
Escrow deposit			920
Investment in long-term bank deposits and restricted deposit	(2,043)	(5,149)	(13)
Proceeds from sale of marketable securities			918
Release of long-term bank deposits and restricted deposit	2,776	483
Proceeds from sale of property and equipment	50	2,080	64
Purchase of property and equipment	(1,185)	(363)	(2,025)
Investment in know-how and patents	(28)	(24)	(27)
Proceeds from sale of subsidiary			2,850
Net cash provided by (used in) continuing activities	(3,611)	(1,116)	4,003
Net cash provided by discontinued operations			(15)
Net cash provided by (used in) investing activities	(3,611)	(1,116)	3,988
Cash flows from financing activities:
Short-term bank credit, net	(3,530)	536	(14,553)
Proceeds from long-term bank loans			97
Principal payment of long-term bank loans	(477)	(1,827)	(829)
Proceeds from related party loan		10,000
Repayment of related party loan	(10,388)
Proceeds from issuance of shares, net of issuance costs of $ 207	16,228
Net cash provided by (used in) continuing operations	1,833	8,709	(15,285)
Net cash provided by (used in) discontinued operations			771
Net cash provided by (used in) financing activities	1,833	8,709	(14,514)
Effect of exchange rate changes on cash and cash equivalents	(2,614)	1,131	(211)
Increase (decrease) in cash and cash equivalents	16,026	4,727	(4,966)
Cash and cash equivalents at the beginning of the year	16,596	11,869	16,835
Cash and cash equivalents at the end of the year	32,622	16,596	11,869
Cash paid during the year for:
Interest	905	463	881
Income taxes	964	389	431
Proceeds from the sale of a subsidiary
Working capital, net			(3,227)
Property and equipment			339
Accrued severance pay			(418)
Customer related intangible assets			2,614
Deferred taxes			(715)
Capital gain			4,257
Total Proceeds from Sale of Subsidiary			$ 2,850

CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Issuance costs	$ 207

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Magal Security Systems Ltd. ("the Parent Company") and  its subsidiaries (together - "the Company") are international solutions providers of safety, security, site management and intelligence gathering and compilation solutions and products The Company's systems are used in more than 75 countries around the world.

As for major customer data, see Notes 1d, 17b.

b.
The Company completed a rights offering according to which it distributed to all holders of its ordinary shares at no charge, as of the close of business on June 29, 2011, subscription rights to purchase up to an aggregate of 5,273,274 ordinary shares.  The net proceeds from the rights offering was approximately $16,000 after deducting expenses related to the rights offering of $207.

c.
On June 17, 2011 the Company completed a private placement of 150,000 of its ordinary shares to Ki Corporation, a company beneficially owned by Mr. Nathan Kirsh, at an initial price per share of $3.04, which was equal to the closing price of its ordinary shares on the NASDAQ Global Market on the date prior to the private placement.  Upon the record date of the rights offering, the price per share paid by Ki Corporation was adjusted to $3.05, which was the closing price of its ordinary shares on the NASDAQ Global Market on the date prior to the record date of the rights offering.

d.
During the year ended December 31, 2011, the Company engaged in a project to secure the 2012 Africa Cup of Nations in the Gabonese Republic. Revenues attributable to such project accounted for 34.8% ($30,800) of the Company's revenues during 2011.  The project was completed during the first quarter of 2012.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-       SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, revenue recognition, tax assets and tax positions, legal contingencies, and stock-based compensation costs. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The Parent Company's revenues are generated in NIS, U.S. dollars and Euros. In addition, most of the Parent Company's costs are incurred in NIS. The Parent Company's management believes that the NIS is the primary currency of the economic environment in which the Parent Company operates.

In accordance with U.S. Securities and Exchange Commission Regulation S-X, Rule 3-20, the Company has determined its reporting currency to be the U. S. dollar. The measurement process of Rule 3-20 is conceptually consistent with that of ASC 830.

 Therefore, the functional currency of the Company is the NIS and its reporting currency is the U.S. dollar. The functional currency of the Company's foreign subsidiaries is the local currency in which each subsidiary operates.

ASC 830 "Foreign Currency Matters" sets the standards for translating foreign currency financial statements of consolidated subsidiaries. The first step in the translation process is to identify the functional currency for each entity included in the financial statements. The accounts of each entity are then measured in its functional currency. All transaction gains and losses from the measurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

After the measurement process is complete the financial statements are translated into the reporting currency, which is the U.S. dollar, using the current rate method. Equity accounts are translated using historical exchange rates. All other balance sheet accounts are translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the year. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive income (loss).

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Parent Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Starting January 1, 2009, changes in the Parent Company's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320 Investments - Debt and Equity Securities. Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. The debt securities are classified as "available-for-sale" since the Company does not have the intent to hold the securities to maturity, and are stated at fair value. Available-for-sale securities are carried at fair value with unrealized gains and losses reported net of tax in accumulated "other comprehensive income" as a separate component of shareholders equity. Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary.

The Company sold all its remaining securities in 2009.

f.	Short-term and long-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and less than one year, and are presented at their cost.

A bank deposit with a maturity of more than one year is included in long-term bank deposits, and presented at cost.

g.	Inventories:

Inventories are stated at the lower of cost or market value. The Company periodically evaluates the quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of parts. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, market prices lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw materials, parts and supplies: using the "first-in, first-out" method.

Work in progress and finished products: on the basis of direct manufacturing costs with the addition of allocable indirect cost, representing allocable operating overhead expenses and manufacturing costs.

During 2009, 2010 and 2011, the Company recorded inventory write-offs from continued operations in the amounts of $ 1,391, $ 309 and $ 960, respectively. Such write-offs were included in cost of revenues.

h.	Long-term trade receivables:

Long-term trade and other receivables with long term payment terms are recorded at their estimated present values.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	25 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

j.	Intangible assets:

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with ASC 350 "Intangibles - Goodwill and Other." Intangible assets were amortized based on the straight line method.

Know-how is amortized over five to ten years, patents are amortized over a period of ten years and technology is amortized over eight years.

k.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360 "Property, Plant, and Equipment" whenever events or changes in circumstances indicate that the carrying amount of a group of assets may not be recoverable. Recoverability of a group of assets to be held and used is measured by a comparison of the carrying amount of the group to the future undiscounted cash flows expected to be generated by the group. If such group of assets is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. In 2009, 2010 and 2011, the Company did not record any impairment charges attributable to long-lived assets.

Effective 2009, as required by ASC 820, "Fair Value Measurements and Disclosures," the Company applies assumptions that market place participants would consider in determining the fair value of its long lived assets (including finite lived intangible assets).

l.	Goodwill:

Goodwill has been recorded as a result of past acquisitions and represents excess of the costs over the net fair value of the assets of the businesses acquired.

Goodwill is allocated to one reporting unit within the Perimeter Products segment.

The Company follows ASC 350, "Intangibles - Goodwill and Other."

ASC 350 requires goodwill to be tested for impairment, at the reporting unit level, at least annually or between annual tests in certain circumstances, and written down when impaired, rather than being amortized. The Company performs its goodwill annual impairment test at December 31 of each year, or more often if indicators of impairment are present.

ASC 350 prescribes a two phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. In the first phase of impairment testing, goodwill attributable to each of the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. Fair value is determined using discounted cash flows, based on the income approach, as the Company believes that this approach best approximates the reporting unit's fair value at this time. Significant estimates used in the methodologies include estimates of future cash flows, future short-term and long-term growth rates and weighted average cost of capital for each of the reporting units.

The material assumptions used for the income approach for 2011 were five years of projected net cash flows, a weighted average cost of capital rate of 14.9% and a long-term growth rate of 1%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

Effective 2010, as required by ASC 820, "Fair Value Measurements and Disclosures," the Company applies assumptions that marketplace participants would consider in determining the fair value of its reporting unit.

For 2009, 2010 and 2011, the Company did not record any impairment charges.

m.	Revenue recognition:

The Company generates its revenues mainly from (1) installation of comprehensive security systems for which revenues are generated from long-term fixed price contracts; (2) sales of security products; and (3) services and maintenance, which are performed either on a fixed-price basis or as time-and-materials based contracts.

Revenues from installation of comprehensive security systems are generated from fixed-price contracts according to which the time between the signing of the contract and the final customer acceptance is usually over one year. Such contracts require significant customization for each customer's specific needs and, as such, revenues from this type of contract are recognized in accordance with ASC 605-35 Revenue Recognition -Construction-Type and Production-Type Projects," using contract accounting on a percentage of completion method. Accounting for long-term contracts using the percentage-of-completion method stipulates that revenue and expense are recognized throughout the life of the contract, even though the project is not completed and the purchaser does not have possession of the project. Percentage of completion is calculated based on the "Input Method."

Project costs include materials purchased to produce the system, related labor and overhead expenses and subcontractor's costs. The percentage to completion is measured by monitoring costs and efforts devoted using records of actual costs incurred to date in the project compared to the total estimated project requirement, which corresponds to the costs related to earned revenues. The amounts of revenues recognized are based on the total fees under the agreements and the percentage to completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and the terms of settlement, including in cases of termination for convenience. In all cases the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Fees are payable upon completion of agreed upon milestones and subject to customer acceptance. Amounts of revenues recognized in advance of contractual billing are recorded as unbilled accounts receivable. The period between most instances of advanced recognition of revenues and the customers' billing generally ranges between one to six months.

The Company sells security products to customers according to customer orders without installation work. The customers do not have a right to return the products. Revenues from security product sales are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition in Financial Statements," when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Services and maintenance are performed under either fixed-price based or time-and-materials based contracts. Under fixed-price contracts, the Company agrees to perform certain work for a fixed price. Under time-and-materials contracts, the Company is reimbursed for labor hours at negotiated hourly billing rates and for materials. Such service contracts are not in the scope of  ASC 605-35, and accordingly, related revenues are recognized in accordance with SAB No. 104, as those services are performed or over the term of the related agreements provided that, an evidence of an arrangement has been obtained, fees are fixed and determinable and collectability is reasonably assured.

Deferred revenue includes unearned amounts under installation services, service contracts and maintenance agreements.

n.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation-Stock Compensation.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statement.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the vesting period, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

During the years ended December 31, 2009, 2010 and 2011, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $ 542, $ 833 and $ 344, respectively. In 2009, 2010 and 2011, the Company recognized additional stock-based compensation expenses of $ 156, $ 100 and $ 54, respectively, related to a transaction between two of the Company's related parties, see Note 16d.

The Company estimates the fair value of stock options granted under ASC 718 using the Binomial model. The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The following assumptions were used in the Binomial option pricing model for 2009 (no options were granted in 2010 and 2011).

2009

Dividend yield	0%
Expected volatility	34%-62%
Risk-free interest	0.27%-3.14%
Contractual term	4-9 years
Forfeiture rate	0%
Suboptimal exercise multiple	1.5

o.	Research and development costs:

Research and development costs incurred in the process of developing product improvements or new products, are charged to expenses as incurred.

p.	Warranty costs:

The Company provides a warranty for up to 26 months at no extra charge. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time product revenue is recognized in accordance with ASC ASC 450 "Contingencies." Factors that affect the Company's warranty liability include the number of units, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table provides the detail of the change in the Company's product warranty accrual, which is a component of other accrued liabilities on the consolidated balance sheets for the years ended December 31, 2011 and 2010.

	December 31,
	2011	2010

Warranty provision, beginning of year	$962	$805
Charged to costs and expenses relating to new sales	845	628
Costs of warranties granted	(405)	(522)
Foreign currency translation adjustments	(94)	51

Warranty provision, end of year	$1,308	$962

q.	Net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260 "Earnings Per Share."

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, short-term and long-term bank deposits, trade receivables, unbilled accounts receivable, long-term trade receivables and long-term loans.

Of the Company's cash and cash equivalents and short-term, restricted and long-term bank deposits at December 31, 2011, $ 33,468 is invested in major Israeli and U.S. banks, and approximately $ 6,600 is invested in other banks, mainly with Deutsche Bank, RBC Royal Bank and BBVA Bancomer. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally these deposits may be redeemed upon demand and therefore, bear low risk.

The short-term and long-term trade receivables of the Company, as well as the unbilled accounts receivable, are primarily derived from sales to large and solid organizations and governmental authorities located mainly in Israel, the United States, Canada, Mexico, and Europe. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection and in accordance with an aging policy. As of December 31, 2011, the Company's allowance for doubtful accounts amounted to $ 1,112. During the years ended December 31, 2009, 2010 and 2011, the Company recorded $ (153), $ 601 and $ 411 of expenses (income) related to doubtful accounts, respectively. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

A loan granted to a third party is secured by a personal guarantee of the beneficial owner of the third party; however, management anticipates difficulties in the full repayment of the loan, (see Note 11h).

The Company has no significant off-balance sheet concentrations of credit risk, such as foreign exchange contracts or foreign hedging arrangements,

s.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740 "Income Taxes." This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

Effective January 1, 2007, the Company adopted an amendment to ASC 740 "Income Taxes". The amendment clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue.

In 2009, 2010 and 2011, the Company recorded tax expenses (benefits) of $ (165), $ 88 and $ 113, respectively.

t.	Severance pay:

The Company's liability for its Israeli employees severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for its employees in Israel is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes immaterial profits.

On December 31, 2007, the former Chairman of the Company's Board of Directors, (hereinafter - the retired Chairman) retired from his position. Pursuant to his retirement agreement, the retired Chairman is entitled to receive certain perquisites from the Company for the rest of his life. As of December 31, 2011, the actuarial value of these perquisites is estimated at approximately $ 680. This provision was included as part of accrued severance pay.

Severance expenses for the years ended December 31, 2009, 2010 and 2011, amounted to approximately $ 1,402, $ 724 and $ 868, respectively.

The Company has entered into an agreement with some of the employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance with the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

u.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

(i)
The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, unbilled accounts receivable, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

(ii)
The carrying amount of the Company's long-term trade receivables and long-term bank deposits approximate their fair value. The fair value was estimated using discounted cash flows analysis, based on the Company's investment rates for similar type of investment arrangements.

(iii)
The carrying amounts of the Company's long-term debt are estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. As of December 31, 2011, there was no material difference in the fair value of the Company's long-term borrowing compared to their carrying amount.

v.	Advertising expenses:

Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011, were $ 145, $ 137 and $ 164, respectively.

w.	Fair value measurements:

ASC 820 "Fair Value Measurement and Disclosure" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Significant other observable inputs based on market data obtained from sources independent of the reporting entity.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In 2009 and 2010, the Company did not have any assets or liabilities measured at fair value on a recurring or nonrecurring basis.

x.	Non-controlling interest:

The Company established a Spanish subsidiary in September 2009, which was 76% owned by the Company and 24% owned by a local partner.  As of December 31, 2010, the Company changed the engagement terms with the local partner pursuant to a new employment agreement with the Spanish subsidiary. In return for the new arrangement, the local partner gave up his ownership rights and starting December 31, 2010, the Company owns 100% of the Spanish subsidiary.

y.	Impact of recently issued Accounting Standards still not effective for the Company:

1.
In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company financial position or results of operations.

2.
In June 2011, the FASB issued ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011. The Company's adoption of ASU 2011-05 is not expected to have an impact on the Company financial position or results of operations.

3.
In September 2011, the FASB issued ASU No. 2011-08, Topic 350 - Intangibles - Goodwill and Other ("ASU 2011-08"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for years beginning after December 15, 2011. Early adoption is permitted. The Company's adoption of ASU 2011-08 is not expected to have an impact on its financial statements.

4.
In December 2011, the FASB issued ASU No. 2011-11, Topic 2010 - Balance Sheet ("ASU 2011-11"), which contains new disclosure requirements regarding the nature of an entity's rights of set off and related arrangements associated with its financial instruments and derivative instruments. Under U.S. GAAP, certain derivative and repurchase agreement arrangements are granted exceptions from the general off-setting model. To facilitate comparison between financial statements prepared under U.S. GAAP and IFRS, the new disclosure requirement will provide financial statement users information regarding both gross and net exposures. This guidance is effective for annual and interim financial statements beginning on or after January 1, 2013. Retrospective application is required. The Company does not set off related arrangements associated with its financial instruments and derivative instruments. Its adoption of ASU 2011-11 is not expected to have an impact on its consolidated results of operations or financial condition.

5.
In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-12, Topic 220 - Comprehensive Income ("ASU 2011-12"), which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company's adoption of ASU 2011-12 is not expected to have a material impact on the Company financial position or results of operations.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Government authorities	$1,019	$1,053
Employees	33	26
Prepaid expenses	747	3,711
Advances to suppliers	683	362
Others	148	286

	$2,630	$5,438

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2010	2011

Raw materials	$3,146	$2,021
Work in progress	1,998	2,628
Finished products	5,196	5,015

	$10,340	$9,664

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

a.	Composition:

	December 31,
	2010	2011
Cost:

Land and buildings	$7,710	$7,540
Machinery and equipment	6,759	6,685
Motor vehicles	1,155	1,373
Promotional displays	2,064	2,113
Office furniture and equipment	3,242	3,249
Leasehold improvements	606	570

	21,536	21,530
Accumulated depreciation:

Buildings	3,324	3,606
Machinery and equipment	6,026	5,996
Motor vehicles	798	773
Promotional displays	1,928	1,928
Office furniture and equipment	2,536	2,595
Leasehold improvements	130	172

	14,742	15,070

Property and equipment, net	$6,794	$6,460

b.	Depreciation expenses amounted to $ 1,012, $ 970 and $ 1,171 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	For charges, see Note 11g.

OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	OTHER INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2010	2011

Cost:

Know-how	$1,138	$1,056
Patents	3,436	3,385
Technology	12	12

	4,586	4,453
Accumulated amortization:

Know-how	1,138	1,057
Patents	3,226	3,196
Technology	9	10

	4,373	4,263

Other intangibles, net	$213	$190

b.	Amortization expenses related to intangible assets amounted to $ 192, $ 92 and $ 48 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2012	$45
2013	40
2014	32
2015	24
2016 and thereafter	49

$190

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

Goodwill relates to one reporting unit that resides within the perimeter segment.

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

As of January 1, 2010	$2,053

Foreign currency translation adjustments	(27)

As of December 31, 2010	2,026

Foreign currency translation adjustments	(56)

As of December 31, 2011	$1,970

The Company determined the fair value of the reporting unit using the income approach. The material assumptions used for the income approach for 2011 were 5 years of projected net cash flows, a discount rate of 14.9% and a long-term growth rate of 1.0%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK CREDIT [Abstract]
SHORT-TERM BANK CREDIT
NOTE 8:-	SHORT-TERM BANK CREDIT

a.	Classified by currency, linkage terms and interest rates:

	Interest rate		December 31,
	2010	2011	2010	2011
	%

In or linked to NIS	5.5	4.69	$9,327	$5,264
In or linked to Euro	-	8.36	-	93

			$9,327	$5,357
Weighted average interest rates at the end of the year	5.5	4.75

b.	Credit lines:

	December 31,
	2010	2011

Short-term bank credit	$9,327	$5,357
Long-term bank credit	553	71
Performance guarantees	7,246	8,491

	17,126	13,919

Unutilized credit lines	5,173	10,762

Total authorized credit lines	$22,299	$24,681

c.
The Company's Canadian subsidiary has undertaken to maintain general covenants and the following financial ratios and terms in respect of its outstanding credit lines: a quick ratio of not less than 1.25:1; a ratio of total liabilities to tangible net worth of not greater than 0.75:1; and tangible net worth of at least $10,000. As of December 31, 2011, the Company's subsidiary was in compliance with the ratios and terms.

d.	For charges, see Note 11g.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 9:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2010	2011

Employees and payroll accruals	$2,648	$3,198
Accrued expenses	3,690	7,902
Deferred revenues	390	1,447
Government authorities	249	113
Income tax payable	692	305
Others	289	173

	$7,958	$13,137

LONG-TERM BANK DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM BANK DEBT [Abstract]
LONG-TERM BANK DEBT
NOTE 10:-	LONG-TERM BANK DEBT

a.	Classified by currency, linkage terms and interest rates:

	Linkage	Interest rate		December 31,
	terms	2010	2011	2010	2011
		%

Bank loan	U.S. $	0.87	-	$480	$-
Bank loan	NIS	3	4.26	73	71

				553	71
Less - current maturities				503	33

				$50	$38
Weighted average interest rates at the end of the year		1.15	4.26

b.	As of December 31, 2011, the aggregate annual maturities of the long-term loans are as follows:

2012	$33
2013	33
2014	5

$71

c.	As for charges, see Note 11g.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitments to the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade ("OCS"):

Under the research and development agreements between the Company and the OCS and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of revenues derived from sales of products developed with funds provided by the OCS and ancillary services, up to an amount equal to 100% of the OCS research and development grants received, linked to the U.S. dollars plus interest on the unpaid amount received based on the 12-month LIBOR rate applicable to U.S. dollar deposits. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales no payment is required.

Royalties paid to the OCS amounted to $ 172, $ 0 and $ 68 for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, the Company had remaining contingent obligations to pay royalties in the amount of approximately $ 1,300.
b.	Royalty commitments to a third party:

During 2002, the Company entered into a development agreement for planning, developing and manufacturing a security system with a third party. Under the agreement, the Company agreed to pay the third party royalty fees based on a defined formula. Under this agreement, the Company also committed to purchase a certain volume of products at a minimum amount of approximately $ 300 over 2.5 years after achievement of certain milestones. As of December 31, 2011, royalty commitments under the agreement amounted to $ 55.

c.	Lease commitments:

The Company rents certain of its facilities and some of its motor vehicles under various operating lease agreements, which expire on various dates, the latest of which is in 2024.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2012	$827
2013	616
2014	286
2015	167
2016 and there after	952

$2,848

Total rent expenses for the years ended December 31, 2009, 2010 and 2011 were approximately $ 806, $ 924 and $ 1,019, respectively.

d.	Guarantees:

As of December 31, 2011, the Company obtained bank performance guarantees and advance payment guarantees and bid bond guarantees from several banks, mainly in Israel, in the aggregate amount of $ 8,491.

e.	Restricted deposit:

In connection with a project in Africa, the Company was required to maintain restricted deposits in order to guarantee the Company performance under that project. The deposits for the project in the amount of $ 4,280, bears an average interest at rate of 1.5% and will be released to the Company after meeting predetermined milestones.

f.	Legal proceedings:

In May 2005, the Company entered into an agreement to supply comprehensive security solutions for a sensitive site in Eastern Europe. The Company commenced the project and delivered some of the equipment and other deliverables to the customer in 2005. In April 2006, the customer informed the Company that it was canceling the agreement due to errors in the design documents that the Company submitted. In addition, the customer did not make payments required under the agreement. The Company denied all of the allegations and the case was referred to arbitration.

On June 6, 2007, the Court of Arbitration issued its decision in the arbitration and stated that the agreement concluded between the Company and the customer was void due to legal mistakes made by the customer in the tender process. Based on such decision, the Company decided to initiate a new legal action against the customer seeking compensation for the damages incurred. In March 2010, the Court of Arbitration determined that the customer is liable for certain expenses incurred by the Company in connection with the negotiation and execution of the agreement due to the customer's wrongful behaviour during the negotiations.  In addition, the Court of Arbitration determined that the customer is liable for damages caused to the Company due to the customer's unjust enrichment resulting from the non-payment for certain deliveries made by the Company. Accordingly, on October 25, 2011 the Company collected an arbitration award of approximately $ 2.5 thousand and recorded income of $ 2.3 thousand from the arbitration, net of legal expenses. The income was recorded in the 2011 Statement of Operations under the captions "other income" A review of public record indicates that the customer filed a claim to vacate the judgment, however, such claim has not yet been served on us. In the Company's view and based on the legal counsel the chances that judgment will be vacated are low.

In addition, the Company is subject to legal proceedings arising in the normal course of business. Based on the advice of legal counsel, management believes that these proceedings will not have a material adverse effect on the Company's financial position or results of operations.

g.	Charges:

As collateral for all of the Company liabilities to banks:

In January 2010, the Company approved a new credit arrangement and created in favor of the Banks a first degree fixed charge over its unissued share capital and its goodwill and a first degree floating charge over its factory, business, and all of its assets and rights.

h.	In October 2006, the Company signed an agreement with a third party who consults, markets and implements projects in the security field.

The Company granted a loan to the third party in the amount of $ 600. The Company also provided the third party with additional monthly amounts to fund its activities during the agreement period. The loan and the monthly amounts bear an annual interest rate of 5%. In October 2011 the Company extended the repayment by additional one year.

The Company evaluates the anticipated repayment of the loan annually. Due to unanticipated difficulties in the implementation of the projects and based on ASC 310-10-35-3, "Loan Impairment," management estimated that as of December 31, 2011, the repayment of the loan is not probable, and therefore set a provision for the entire loan amount. The Company recorded expenses of $ 319, $ 206 and $ 0 for the years ended December 31, 2009, 2010 and 2011, respectively, related to such provision.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-     SHAREHOLDERS' EQUITY

a.	Pertinent rights and privileges conferred by Ordinary shares:

The Ordinary shares of the Company are listed on the NASDAQ Global Market and were listed on the Tel-Aviv Stock Exchange. The Ordinary shares confer upon their holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared. On November 30, 2011, the Company delisted its shares from the Tel Aviv Stock Exchange

b.	Issued and outstanding share capital: 10,396,548 shares at December 31, 2010 and 15,819,822 shares at December 31, 2011.

On August 02, 2011, the Company completed a public offering of $ 16,000 in consideration of the sale of 5,273,274 of the Company's Ordinary shares at a price per share of $ 3.03.

On June 17, 2011, the Company completed a private placement of 150,000 of its ordinary shares to Ki Corporation at an initial price per share of $3.04, which was equal to the closing price of its ordinary shares on the NASDAQ Global Market on June 16, 2011.  On June 29, 2011,the record date of the rights offering, the price per share paid by Ki Corporation was adjusted to $3.05, which was the closing price of the ordinary shares on the NASDAQ Global Market on the date prior to the record date of the rights offering.

c.	Stock Option Plan:

On October 27, 2003, the Company's Board of Directors approved the 2003 Israeli Share Option Plan ("the 2003 Plan"). Under the 2003 Plan, stock options may be periodically granted to employees, directors, officers and consultants of the Company or its subsidiaries in accordance with the decision of the Board of Directors of the Company (or a committee appointed by it). The Board of Directors also has the authority to determine the vesting schedule and exercise price of options granted under the 2003 Plan.

The 2003 Plan is effective for ten years and will terminate in October 2013. Any options that are cancelled or forfeited before expiration become available for future grant.

In May 2008, the Board of Directors approved an amendment to the 2003 Plan, which was approved by the shareholders in August 2008, which increased the number of Ordinary shares available for issuance under the 2003 Plan increased by an additional 1,000,000 options and the termination of the 2003 Plan was extended from October 2013 to October 2018.

On June 23, 2010, the Company's Annual General Meeting approved the 2010 Israeli Share Option Plan, or the 2010 Plan, which authorizes the grant of options to employees, officers, directors and consultants of our company and subsidiaries.  The ordinary shares that remain available for futures option grants under the 2003 Plan as of the date of the adoption of the 2010 Plan and any ordinary shares that become available in the future under the 2003 Plan as a result of expiration, cancellation or relinquishment of any option currently outstanding under the 2003 Plan will be rolled over to the 2010 Plan.  Following the adoption of the 2010 Plan, no additional options will be granted under the 2003 Plan. The 2010 Plan has a term of ten years.

As of December 31, 2011, 510,575 Ordinary shares were available for future option grants under the 2010 Plan.

A summary of employee option activity under the Company's stock option plans as of December 31, 2011 and changes during the year ended December 31, 2011 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	1,168,000	$5.19	49.1	-
Granted
Exercised
Forfeited	(60,000)	$3.53	-

Outstanding at December 31, 2011	1,108,000	$5.28	36.2	81

Vested and expected to vest at December 31, 2011	1,108,000	$5.28	36.2	81

Exercisable at December 31, 2011	771,501	$5.42	29.5	53

The weighted-average grant-date fair value of options granted during the year ended December 31, 2009 was $ 1.41. No options were granted during 2011. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2011 and the exercise price, multiplied by the number of in-the-money options). This amount changes, based on the fair market value of the Company's stock. The total intrinsic value of options exercised for the year ended December 31, 2011 was $ 0, as none of the options were exercised in the aforementioned period. As of December 31, 2011, there were approximately $ 143 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans and $ 19 related to option granted to related parties (see Note 16d). This cost is expected to be recognized over a period of 1.92 years.

The options outstanding as of December 31, 2011 are follows:

Options outstanding as of December 31, 2011	Exercise price	Weighted average remaining contractual life	Options exercisable as of December 31, 2011
		(In months)
100,000	$8.22	7.50	100,000
300,000	$7.59	31.67	200,000
98,000	$4.09	33.83	49,000
250,000	$4.35	40.07	187,501
260,000	$3.53	50.09	168,000
100,000	$3.48	35.11	67,000

1,108,000		36.21	771,501

d.	Dividends:

Dividends, if any, will be declared and paid in U.S. dollars. Dividends paid to shareholders in Israel will be converted into NIS on the basis of the exchange rate prevailing at the date of payment. The Company has determined that it will not distribute dividends out of tax-exempt profits.

BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 13:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2009	2010	2011
Numerator:

Income (loss) from continuing operations	$(5,297)	$(6,229)	$9,844
Income on discontinued operations	4,216	-	-

Income (loss)	$(1,081)	$(6,229)	$9,844

	Year ended December 31,
	2009	2010	2011

Denominator:

Denominator for basic net earnings per share weighted-average number of shares outstanding	10,396,548	10,396,548	12,645,283
Effect of diluting securities:
Employee stock options	2,076	-	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	10,398,624	10,396,548	12,645,283

Basic earnings (loss) per share from continuing operations	$(0.52)	$(0.6)	$0.78
Basic net earnings (loss) per share from discontinued operations	0.41	-	-

Basic net earnings (loss) per share	$(0.11)	$(0.6)	$0.78

Diluted earnings (loss) per share from continuing operations	$(0.52)	$(0.6)	$0.78
Diluted net earnings (loss) per share from discontinued operations	0.41	-	-

Diluted net earnings (loss) per share	$(0.11)	$(0.6)	$0.78

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 14:-	TAXES ON INCOME

a.	Tax benefits in Israel under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company has been granted the status of an "Approved Enterprise" under the Law. Currently, there is expansion program under which the Company is entitled to tax benefits:

On August 13, 2002, a program of the Company was granted the status of an "Approved Enterprise". The Company elected to enjoy the "alternative benefits" track - waiver of grants in return for tax exemption - and, accordingly, the Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The benefit period for this program began in 2003 and will terminate in 2012.

The period of tax benefits detailed above is subject to limits of the earlier of 12 years from the commencement of production or 14 years from receiving the approval ("the years' limitation"). Please note that the years' limitation does not apply to the exemption period.

An amendment to the Law, which was published effective as of April 1, 2005 ("the Amendment"), changed certain provisions of the Law. As a result of the Amendment, a company is no longer obliged to implement an Approved Enterprise status in order to receive the tax benefits previously available under the Alternative Benefits provisions, and therefore there is no need to apply to the Investment Center for this purpose (Approved Enterprise status remains mandatory for companies seeking grants). Rather, a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also entitled to approach the Israeli Tax Authority for a pre-ruling regarding their eligibility for benefits under the Amendment.

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of their business income from export (referred to as a Beneficiary Enterprise). In order to receive the tax benefits, the Amendment states that a company must make an investment in the Beneficiary Enterprise exceeding a minimum amount specified in the Law. Such investment may be made over a period of no more than three years ending at the end of the year in which a company requested to have the tax benefits apply to the Beneficiary Enterprise ("the Year of Election").

Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Beneficiary Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In such case, the minimum investment required in order to qualify as a Beneficiary Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of seven years from the Commencement Year. The Commencement Year is defined as the later of (a) the first tax year in which a company had derived income for tax purposes from the Beneficiary Enterprise or (b) the year in which a company requested to have the tax benefits apply to the Beneficiary Enterprise - Year of Election) or 12 years from the first day of the Year of Election.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("The Law"). The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%, 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

b.
On March 3, 2007, the Company received a pre-ruling from the Israeli Tax Authority for its request for a Beneficiary Enterprise, regarding eligibility for benefits under the Amendment. The Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The Company has not yet obtained any tax benefits from this program.

Income from sources other than an "Approved Enterprise" during the benefit period was subject to tax at regular rate of 25% in 2010 (see e. below).

By virtue of the Law, the Company is entitled to claim accelerated depreciation on equipment used by the "Approved Enterprise" during five tax years.

Since the Company is operating under approval for an Approved Enterprise and since part of its taxable income is not entitled to tax benefits under the Law and is taxed at regular rates (25% in 2010), its effective tax rate is the result of a weighted combination of the various applicable rates and tax-exemptions. The computation is made for income derived from each program on the basis of formulas determined in the law and in the approvals.

The tax-exempt income attributable to the "Approved Enterprises" can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of the Company. If the retained tax-exempt income is distributed in a manner other than in the complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not chosen the alternative tax benefits (currently - 15%).

The Company's Board of Directors has decided that its policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprises" and "Beneficiary Enterprise," as such retained earnings are essentially permanent in duration.

c.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

Under the Income Tax (Inflationary Adjustments) Law, 1985, results for tax purposes are measured in real terms, in accordance with the changes in the Israeli Consumer Price Index ("Israeli CPI"). Accordingly, until 2002, results for tax purposes were measured in terms of earnings in NIS after certain adjustments for increases in the Israeli CPI. Commencing in taxable year 2003 through 2006, the Company elected to measure its taxable income and file its tax returns under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986.

Changes in the tax laws applicable to the Company:

In February 2008, the "Knesset" (Israeli Parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law with effect from 2008 and thereafter. From 2008, the results for tax purposes will be measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amended law includes, among other things, the elimination of the inflationary additions and deductions and the additional deduction for depreciation with effect from 2008.

d.	Tax benefits (in Israel) under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "industrial company" as defined by this law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of the purchase price of patents and know-how and deduction of public offering expenses.

e.	Tax rates:

1.        Tax rates applicable to the income of the Company:

Taxable income of the Company is subject to tax at the rate of 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, canceled the scheduled progressive reduction in the corporate tax rate effective from 2012. The Law also increased the corporate tax rate to 25% in 2012. In view of said increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

2.
The tax rates of the Company's subsidiaries range between 16%-40%. In December 2007, the tax rate in Germany was reduced to 30% from 38%. The tax reduction is effective beginning January 1, 2008. Deferred taxes have been adjusted accordingly.

f.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of domicile.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company's board of directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in its foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

g.	Israeli Transfer Pricing Regulations:

On November 29, 2006, Income Tax Regulations (Determination of Market Terms), 2006, promulgated under Section 85A of the Tax Ordinance, came into effect ("TP Regulations"). Section 85A of the Tax Ordinance and the TP Regulations generally requires that all cross-border transactions carried out between related parties be conducted on an arm's length principle basis and be taxed accordingly. The TP Regulations did not have a material effect on the Company.

h.	Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2009	2010	2011

Income (loss) from continued operations before taxes as reported in the statements of operations	$(4,433)	$(5,627)	$10,567

Tax rate	26%	25%	24%

Theoretical tax benefit	$(1,153)	$(1,407)	$2,536
Increase (decrease) in taxes:
Non-deductible items	467	335	126

Temporary differences on current year losses for which valuation allowance was provided	925	1,909	112
Realization of carry forward tax losses for which valuation allowance was provided	(129)	(383)	(2,932)
Deferred taxes on carry forward losses recognized in prior years against which valuation allowance was provided this year	*) 677	-	-
Reduction and tax rate differences in subsidiaries	(20)	107	189
Taxes in respect of prior years	(70)	103	150
Tax withheld against which valuation allowance was provided this year	-	-	228
Other	167	(62)	314

Taxes on income in the statements of operations	$864	$602	$723

*)
The Company recorded a valuation allowance in 2009 in the amount of $ 677 relating to deferred tax on losses created in prior years by its subsidiary in Canada due to the uncertainty of their future realization.

i.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2009	2010	2011

Current:

Domestic	$-	$-	$228
Foreign	141	667	413

Deferred:
Domestic	-	-	-
Foreign	793	(168)	(68)

Taxes in respect of prior years:
Domestic	(16)	107	96
Foreign	(54)	(4)	54

Total taxes on income	$864	$602	$723

j.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Operating loss carry forwards	$8,048	$6,674
Reserves and tax allowances	3,685	3,803

Total deferred taxes before valuation allowance	11,733	10,477
Valuation allowance	(11,259)	(9,969)

Net deferred tax assets	474	508

Deferred tax liabilities
Intangible assets	190	205

Net deferred tax assets (liabilities)	$284	$303

Domestic	$-	$-
Foreign	284	303

	$284	$303

k.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$(4,330)	$(7,874)	$8,876
Foreign	(103)	2,247	1,691

	$(4,433)	$(5,627)	$10,567

l.	Net operating carry forward tax losses:

The Company has estimated total available carry forward tax losses of $ 12,947 to offset against future taxable income. As of December 31, 2011, the Company recorded a full valuation allowance on these carry forward tax losses due to the uncertainty of their future realization. There is no time limitation for the realization of such tax losses.

The Company's subsidiaries have estimated total available carry forward tax losses of $ 9,011, which may be used to offset against future taxable income, for periods ranging between 2 to 20 years. As of December 31, 2011, the Company recorded a full valuation allowance for its subsidiaries' carry forward tax losses due to the uncertainty of their future realization.

Utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

m.	In July 2011, the Company finalized with the Israeli Tax Authority the tax assessment with respect to the years 2005-2006.

n.	Uncertain tax provisions:

As of December 31, 2010 and 2011 balances in respect to ASC 740 Income Taxes amounted to $ 243 and $ 332, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011

Balance at the beginning of the year	$140	$243

Additions based on tax positions taken during a prior period	189	115
Reduction related to tax positions taken during a prior period	(100)	(2)
Reductions related to settlement of tax matters
Foreign currency translation adjustments	14	(24)

Balance at the end of the year	$243	$332

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
NOTE 15:-	DISCONTINUED OPERATIONS

In September 2009, the Company resolved to discontinue the operation of the European subsidiary. The subsidiary was sold in December 2009 in consideration of Euro 2,900 (approximately $ 4,200). In addition, the remaining escrow amount of approximately Euros 620 was released back to the Company.

Accordingly, the operating results and the cash flows of the European subsidiary , as well as the capital gain of approximately $ 4,300 resulting from the sale, were classified as discontinued operations, in accordance with ASC 205-20 "Discontinued Operations."

The operating results of the European subsidiary during 2009 were immaterial.

As of December 31, 2010 and 2011, there are no balance sheet items related to the operations of the European subsidiary.

BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2011
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 16:-     BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Transactions with related parties:

	Year ended December 31,
	2009	2010	2011

Sales to a related party	$-	$107	$222
Loan from a related party	$-	$9,703	$-
Interest expenses	$-	$195	$378

b.
In October 2010, the Company entered into agreement with its principal shareholder to install a perimeter security system project at one of his premises in Europe. The work started in December 2010 and was finalized during the first half of 2011.

c.
On September 8, 2010, Ki Corporation provided the Company with a $ 10,000 bridge loan. The loan has born interest of LIBOR + 4%.  The interest was paid together with, and in the same manner as, the principal, at the end of the term of the loan. The Company undertook to repay the bridge loan within five business days after the successful completion of the rights offering. The loan was recorded at fair value in the amount of $ 9,703 using an effective interest rate of 6.7%. The difference between the consideration received and the fair value of the loan was recorded in the statement of changes in shareholders' equity. During 2011, the Company used part of the proceeds from its rights offering for the repayment of the bridge loan,

d.
In May 2008, one of the Company's major shareholders granted to the executive chairman of the Board of Directions the right to purchase 100,000 shares, subject to the same terms and conditions that apply to the exercise of the options the executive chairman received from the Company pursuant to his employment agreement. The employment agreement was approved in the Company's annual shareholders' meeting on August 20, 2008 and consequently, the chairman of the Board of Directors has the right to purchase the shares in three equal installments commencing on August 20, 2010 at a price of $ 7.59 per share. The right to purchase each installment expires after three years. The Company recorded $ 14 in deferred stock compensation expense with respect to this in 2011.

e.
On December 31, 2007, the Company's Chairman retired from his position. Pursuant to his retirement agreement as amended, the retired Chairman undertook not to compete with the Company for a period of three years following his retirement. In consideration, the Company agreed to pay the retired Chairman a onetime payment of $ 360 payable within three months. In addition, the Chairman is entitled to receive certain perquisites from the Company for the rest of his life. The liability as of December 31, 2011 and the special post-benefit expense related to the retirement agreement amounted to $ 680.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 17:-	SEGMENT INFORMATION

The Company adopted ASC 280, "Segment Reporting." The Company operates in two major reportable segments, which represent the Company's operating segments as follows:

1.
Perimeter security systems - The Company's line of perimeter security systems consists of the following: Microprocessor-based central control units, taut wire perimeter intrusion detection systems, INNO fences, vibration detection systems, field disturbance sensors, and other.

2.	Security turnkey projects - The Company executes turnkey projects based on the Company's security management system and acts as an integrator.

a.	The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31,
	2009				2010				2011
	Perimeter	Projects	Eliminations	Total	Perimeter	Projects	Eliminations	Total	Perimeter	Projects	Eliminations	Total

Revenues	$39,102	$15,416	$-	$54,518	$33,248	$17,249	$(798)	$49,699	$30,012	$59,707	$(1,128)	$88,591

Depreciation and amortization	$886	$318	$-	$1,204	$665	$397	$-	$1,062	$722	$497	$-	$1,219
Other income	$-	$-	$-	$-	$-	$-	$-	$-	$-	$2,304	$-	$2,304

Operating income (loss), before financial expenses and taxes on income	$(1,053)	$(1,812)	$-	$(2,865)	$(1,641)	$(2,716)	$(303)	$(4,660)	$2,665	$7,528	$(382)	$9,811
Financial expenses (income), net				1,568				967				(756)
Taxes on income (tax benefit)				864				602				723
Income (loss) from discontinued operations, net				4,216				-				-

Net income (loss)				$(1,081)				$(6,229)				$9,844

	2010			2011
	Perimeter	Projects	Total	Perimeter	Projects	Total

Total long-lived assets	$5,765	$3,268	$9,033	$5,117	$3,503	$8,620

b.	Major customer data (percentage of total revenues):

	Year ended December 31,
	2009	2010	2011

Customer A	19.6%	13.4%	*)
Customer B	*)	11.4%	10.7%
Customer C (see note 1d)	-	-	34.8%

*)	Less than 10%.

c.	Geographical information:

The following is a summary of revenues within geographic areas based on end customer's location and long-lived assets:

		Year ended December 31,
		2009	2010	2011

1.	Revenues:

	Israel	$12,968	$9,838	$10,091
	Europe	10,808	9,787	10,913
	North America	13,763	15,393	13,373
	South and Latin America	3,986	9,958	12,145
	Africa	3,747	1,108	35,499
	Others	9,246	3,615	6,570

		$54,518	$49,699	$88,591

		December 31,
		2010	2011
2.	Long-lived assets:

	Israel	$4,065	$3,810
	Europe	1,082	1,091
	USA	39	41
	Canada	3,620	3,410
	Others	227	268

		$9,033	$8,620

SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 18:-	SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2009	2010	2011

Financial expenses:
Interest on long-term debt	$(93)	$(11)	$(6)
Interest on short-term bank credit	(879)	(744)	(773)
Interest on a related party loan	-	(195)	(378)
Foreign exchange losses, net	(1,138)	(199)	-

	(2,110)	(1,149)	(1,157)
Financial income:
Interest on short-term and long-term bank deposits.	484	182	519
Marketable securities gain	58	-	-
Foreign exchange gains, net	-	-	1,394

	542	182	1,913

	$(1,568)	$(967)	$756